Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 22.	Subsequent Events

Subsequent events have been evaluated through the date financial statements are filed with the Securities and Exchange Commission.  Through that date, there were no events requiring disclosure, except for the following:

On January 11, 2012, the Company completed the repurchase of the Warrant to purchase the Company's common stock held by the Treasury. The Company paid $600,000 to the Treasury to repurchase the Warrant. With this transaction, the Treasury no longer holds any investment in the Company. In accordance with an undertaking made by the Company in its selling shareholder “shelf“ registration statement filed with the U.S. Securities and Exchange Commission to remove from registration, by means of a post-effective amendment, any of the securities that had been registered for issuance that remained unsold at the termination of its offering, on February 9, 2012, the Company filed a post-effective amendment to remove from registration the Warrant previously issued to the Treasury, and the shares of common stock underlying the Warrant.

In February 2012, the Company implemented a plan to sell First Iowa Title, the Bank's subsidiary which provides real estate abstracting services.  The Company expects the sale of First Iowa Title to be completed during 2012.  First Iowa Title's major asset and liability classes include $475,704 of title plant, $80,397 of other assets and $168,915 of liabilities.